N-2 - USD ($)			1 Months Ended	3 Months Ended
		May 11, 2026	May 07, 2026	Mar. 31, 2026		Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022 [4]	Sep. 30, 2022 [4]	Jun. 30, 2022 [4]	Mar. 31, 2022	[4],[5]
Cover [Abstract]
Entity Central Index Key		0001843162
Amendment Flag		false
Entity Inv Company Type		N-2
Investment Company Act File Number		814-01383
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		false
Investment Company Registration Amendment		false
Entity Registrant Name		CHICAGO ATLANTIC BDC, INC.
Entity Address, Address Line One		600 Madison Avenue
Entity Address, Address Line Two		Suite 1800
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		212
Local Phone Number		905-4923
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder transaction expenses:
Sales load (as a percentage of offering price)	-%	(1)
Offering expenses (as a percentage of offering price)	-%	(2)
Total shareholder transaction expenses (as a percentage of offering price)	-%

Annual expenses (as a percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	1.81%	(3)
Incentive fee payable under the Investment Advisory Agreement	2.75%	(4)
Interest payments on borrowed funds	0.41%	(5)
Other expenses	2.71%	(6)
Total annual expenses	7.68%
(1)	In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
(2)
A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3)
Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.75% of our average gross assets (i.e., total assets held before deduction of any liabilities), which includes investments acquired with the use of leverage and excludes cash and cash equivalents (as defined in the notes to our financial statements). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common stock would be higher than if we did not utilize leverage. The base management fee shown in the table above is based on actual amounts incurred during the twelve months ended December 31, 2025. The base management fee of the Company assuming that our average gross assets (excluding cash and cash equivalents) are $311.6 million, which was the actual amount of our average gross assets (excluding cash and cash equivalents) as of December 31, 2025, would be 1.75% of average gross assets.

(4)
Our incentive fee consists of two parts. The first part of the incentive fee, the incentive fee on income, which is payable quarterly in arrears, is equal to 20% of the excess, if any, of our “pre-incentive fee net investment income” that exceeds a 1.75% quarterly (7% annualized) hurdle rate, subject to a “catch up” provision measured at the end of each quarter. The incentive fee on income is computed and paid on income that may include interest that is accrued but not yet received, and may never be received, in cash. The second part of the incentive fee, the incentive fee on capital gains, payable at the end of each fiscal year (or upon termination of the Investment Advisory Agreement) in arrears, equals 20% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses, unrealized capital depreciation and unrealized capital appreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid incentive fees on capital gains for prior periods. The incentive fee shown in the table is based on actual amounts of incentive fees on income incurred during the twelve months ended December 31, 2025. The incentive fee amount excludes accrued incentive fees on capital gains as of December 31, 2025, which are reflected on a hypothetical liquidation basis in accordance with GAAP and were not payable as of December 31, 2025.

(5)
As of December 31, 2025, we have $25,000,000 in outstanding borrowings under the Credit Agreement. Borrowings under the Credit Agreement bear interest at the annual rate of one-month term Secured Overnight Financing Rate plus 3.00%, subject to a minimum interest rate of 6.00%. The Company will pay a commitment fee of 0.50% per annum on the average daily unused portion of commitments under the Credit Agreement during the Revolving Period. The Company also will be required to pay letter of credit participation fees and a fronting fee on the average daily amount of the lenders’ exposure with respect to any letters of credit issued at the request of the Company under the Credit Agreement. We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing cost, and debt issuance costs incurred during the twelve months ended December 31, 2025, divided by our net assets as of December 31, 2025. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing  in the market.

(6)
Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the twelve months ended December 31, 2025.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]			$ 0.34	[3]	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.34	$ 0.25	$ 0.25	$ 0.25	$ 0.7	$ 0.63			$ 0	$ 0	$ 0	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[6]	0.00%
Annual Expenses [Table Text Block]
Shareholder transaction expenses:
Sales load (as a percentage of offering price)	-%	(1)
Offering expenses (as a percentage of offering price)	-%	(2)
Total shareholder transaction expenses (as a percentage of offering price)	-%

Annual expenses (as a percentage of net assets attributable to common stock):
Base management fee payable under the Investment Advisory Agreement	1.81%	(3)
Incentive fee payable under the Investment Advisory Agreement	2.75%	(4)
Interest payments on borrowed funds	0.41%	(5)
Other expenses	2.71%	(6)
Total annual expenses	7.68%
(1)	In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
(2)
A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.

(3)
Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.75% of our average gross assets (i.e., total assets held before deduction of any liabilities), which includes investments acquired with the use of leverage and excludes cash and cash equivalents (as defined in the notes to our financial statements). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common stock would be higher than if we did not utilize leverage. The base management fee shown in the table above is based on actual amounts incurred during the twelve months ended December 31, 2025. The base management fee of the Company assuming that our average gross assets (excluding cash and cash equivalents) are $311.6 million, which was the actual amount of our average gross assets (excluding cash and cash equivalents) as of December 31, 2025, would be 1.75% of average gross assets.

(4)
Our incentive fee consists of two parts. The first part of the incentive fee, the incentive fee on income, which is payable quarterly in arrears, is equal to 20% of the excess, if any, of our “pre-incentive fee net investment income” that exceeds a 1.75% quarterly (7% annualized) hurdle rate, subject to a “catch up” provision measured at the end of each quarter. The incentive fee on income is computed and paid on income that may include interest that is accrued but not yet received, and may never be received, in cash. The second part of the incentive fee, the incentive fee on capital gains, payable at the end of each fiscal year (or upon termination of the Investment Advisory Agreement) in arrears, equals 20% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses, unrealized capital depreciation and unrealized capital appreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid incentive fees on capital gains for prior periods. The incentive fee shown in the table is based on actual amounts of incentive fees on income incurred during the twelve months ended December 31, 2025. The incentive fee amount excludes accrued incentive fees on capital gains as of December 31, 2025, which are reflected on a hypothetical liquidation basis in accordance with GAAP and were not payable as of December 31, 2025.

(5)
As of December 31, 2025, we have $25,000,000 in outstanding borrowings under the Credit Agreement. Borrowings under the Credit Agreement bear interest at the annual rate of one-month term Secured Overnight Financing Rate plus 3.00%, subject to a minimum interest rate of 6.00%. The Company will pay a commitment fee of 0.50% per annum on the average daily unused portion of commitments under the Credit Agreement during the Revolving Period. The Company also will be required to pay letter of credit participation fees and a fronting fee on the average daily amount of the lenders’ exposure with respect to any letters of credit issued at the request of the Company under the Credit Agreement. We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing cost, and debt issuance costs incurred during the twelve months ended December 31, 2025, divided by our net assets as of December 31, 2025. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing  in the market.

(6)
Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the twelve months ended December 31, 2025.

Management Fees [Percent]	[7]	1.81%
Interest Expenses on Borrowings [Percent]	[8]	0.41%
Incentive Fees [Percent]	[9]	2.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[10]	2.71%
Total Annual Expenses [Percent]		7.68%
Expense Example [Table Text Block]
Example
The following example demonstrates the projected dollar amount of total cumulative expenses over various periods with respect to a hypothetical investment in our common stock. In calculating the following expense amounts, we have assumed we would have no additional leverage and that our annual operating expenses would remain at the levels set forth in the table above.
	1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return (assumes no return from net realized capital gains) (none of which is subject to the capital gains incentive fee)	$49	$148	$247	$495
You would pay the following expenses on a $1,000 common stock investment, assuming a 5% annual return resulting entirely from net realized capital gains (all of which is subject to the capital gains incentive fee)	$59	$175	$290	$566
The above table is intended to assist you in understanding the various costs and expenses that an investor in shares of our common stock will bear directly or indirectly. While the example assumes, as required by the SEC, a 5% annual return, our performance will vary and may result in a return greater or less than 5%. Because the income portion of the incentive fee for the Company, assuming a 5% annual return and annualized incentive fee hurdle of 7%, would either not be payable or would have an insignificant impact on the expense amounts shown above, the example assumes that the 5% annual return will be generated entirely through net realized capital gains and, as a result, will trigger the payment of the capital gains portion of the incentive fee. If we were to achieve sufficient returns on our investments, including through the realization of capital gains, to trigger income-based incentive fees or capital gains incentive fees of a material amount, our expenses, and returns to our investors, would be higher. The example assumes that, as of December 31, 2025, the sum of realized capital losses and unrealized capital depreciation on a cumulative basis since inception is zero.

Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. The expenses shown in the table under “Annual expenses” are based on estimated amounts for our current fiscal year. The following table should not be considered a representation of our future expenses. Actual expenses may be greater or less than shown. Except where the context suggests otherwise, whenever this prospectus contains a reference to fees or expenses paid by “us” or “the Company” or that “we” will pay fees or expenses, you will indirectly bear these fees or expenses as an investor in the Company.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.
Other Expenses, Note [Text Block]		Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the twelve months ended December 31, 2025.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. Before you invest in our securities, you should be aware of and carefully consider the various risks associated with the investment, including those described in this prospectus, any accompanying prospectus supplement, any free writing prospectus we may authorize in connection with a specific offering, Part I, Item IA “RISK FACTORS” in our most recent Annual Report on Form 10-K, which is incorporated by reference into this prospectus in its entirety, and any document incorporated by reference herein. You should carefully consider these risk factors, together with all of the other information included in this prospectus, any accompanying prospectus supplement and any related free writing prospectus we may authorize in connection with a specific offering, before you decide whether to make an investment in our securities. The risks set out and described in these documents are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, you may lose all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements” in this prospectus

Share Price [Table Text Block]
	Net Asset	Price Range		High Sales Price Premium (Discount) to Net Asset	Low Sales Price Premium (Discount) to Net Asset	Cash Dividend Per
Class and Period	Value(1)	High	Low	Value(2)	Value(2)	Share(3)
Year Ended December 31, 2026
Second Quarter (Through May 7, 2026)	*	$9.56	$9.21	*	*
First Quarter	*	$10.91	$9.31	*	*	$0.34	(6)
Year Ended December 31, 2025
Fourth Quarter	$13.30	$11.22	$10.03	-15.6%	-24.6%	$0.34
Third Quarter	$13.27	$11.12	$10.12	-16.2%	-23.7%	$0.34
Second Quarter	$13.23	$11.11	$9.71	-16.0%	-26.6%	$0.34
First Quarter	$13.19	$12.56	$10.92	-4.8%	-17.2%	$0.34
Year Ended December 31, 2024
Fourth Quarter	$13.20	$13.24	$10.74	0.3%	-18.7%	$0.34
Third Quarter	$13.28	$12.00	$10.64	-9.6%	-19.9%	$0.25
Second Quarter	$13.56	$12.38	$9.61	-8.7%	-29.1%	$0.25
First Quarter	$13.60	$10.28	$7.65	-24.4%	-43.8%	$0.25
Year Ended December 31, 2023
Fourth Quarter	$13.77	$9.81	$8.32	-28.8%	-39.6%	$0.70	(7)
Third Quarter	$14.06	$10.37	$7.65	-26.3%	-45.6%	$0.63	(7)
Second Quarter	$14.49	$9.19	$7.82	-36.3%	-45.8%
First Quarter	$14.29	$9.98	$8.25	-30.2%	-42.3%
Year Ended December 31, 2022(4)
Fourth Quarter	$13.91	$10.55	$9.57	-24.2%	-31.2%	-
Third Quarter	$13.73	$10.74	$9.00	-21.8%	-34.5%	-
Second Quarter	$13.64	$13.50	$7.80	-1.0%	-42.8%	-
First Quarter(5)	$13.61	$14.41	$12.57	5.9%	-7.6%	-
(1)
Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.

(2)	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the end of the applicable quarter).
(3)	Represents the dividend or distribution declared in the relevant quarter.
(4)	On November 8, 2022, our Board of Directors approved a change to our fiscal year end from March 31 to December 31.
(5)	Shares of our common stock began trading on NASDAQ on February 4, 2022. Since October 2, 2024, our common stock trades on NASDAQ under the symbol “LIEN.”
(6)	The dividend is payable on April 14, 2026 to stockholders of record on March 30, 2026.
(7)	Consists of a quarterly dividend and a special dividend.
*Not determined at time of filing.

Lowest Price or Bid			$ 9.21	$ 9.31		$ 10.03	$ 10.12	$ 9.71	$ 10.92	$ 10.74	$ 10.64	$ 9.61	$ 7.65	$ 8.32	$ 7.65	$ 7.82	$ 8.25	$ 9.57	$ 9	$ 7.8	$ 12.57
Highest Price or Bid			9.56	$ 10.91		$ 11.22	$ 11.12	$ 11.11	$ 12.56	$ 13.24	$ 12	$ 12.38	$ 10.28	$ 9.81	$ 10.37	$ 9.19	$ 9.98	$ 10.55	$ 10.74	$ 13.5	$ 14.41
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					(15.60%)	(16.20%)	(16.00%)	(4.80%)	0.30%	(9.60%)	(8.70%)	(24.40%)	(28.80%)	(26.30%)	(36.30%)	(30.20%)	(24.20%)	(21.80%)	(1.00%)	5.90%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[11]					(24.60%)	(23.70%)	(26.60%)	(17.20%)	(18.70%)	(19.90%)	(29.10%)	(43.80%)	(39.60%)	(45.60%)	(45.80%)	(42.30%)	(31.20%)	(34.50%)	(42.80%)	(7.60%)
Share Price			$ 9.34
NAV Per Share	[12]					$ 13.3	$ 13.27	$ 13.23	$ 13.19	$ 13.2	$ 13.28	$ 13.56	$ 13.6	$ 13.77	$ 14.06	$ 14.49	$ 14.29	$ 13.91	$ 13.73	$ 13.64	$ 13.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR CAPITAL STOCK
The following description summarizes material provisions of the Maryland General Corporation Law (the “MGCL”) and our charter and bylaws. This summary is not necessarily complete, and we refer you to the MGCL, our charter and bylaws for a more detailed description of the provisions summarized below.
Capital Stock
Under the terms of our charter, our authorized capital stock consists of 100,000,000 shares of stock, $0.01 par value per share, all of which are initially designated as common stock. There are no outstanding options or warrants to purchase our stock. Under our charter, the Board is authorized to classify and reclassify any unissued shares of stock into other classes or series of stock and authorize the issuance of the shares of stock without obtaining shareholder approval. As permitted by the MGCL, our charter provides that the Board, without any action by our shareholders, may amend the charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue.
The following table presents our outstanding classes of securities as of May 7, 2026:
Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	100,000,000	-	22,820,590
Common Stock
None of our shares of common stock are subject to further calls or to assessments, sinking fund provisions, obligations or potential liabilities associated with ownership of the security (not including investment risks).
Our common stock is listed on NASDAQ under the ticker symbol “LIEN.” No stock has been authorized for issuance under any equity compensation plans. Under Maryland law, our shareholders generally will not be personally liable for our debts or obligations.
All shares of our common stock have equal rights as to earnings, assets, dividends and voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of assets legally available therefor. Shares of our common stock have no preemptive, exchange, conversion or redemption rights, generally have no appraisal rights, and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of a liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time. Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Preferred Stock
Our charter authorizes the Board to classify and reclassify any unissued shares of stock into other classes or series of stock, including preferred stock. The cost of any such reclassification would be borne by our existing shareholders. Under the terms of our charter, the Board is authorized to issue preferred stock in one or more classes or series without shareholder approval. Prior to issuance of any other class or series of stock, the Board is required by the MGCL and our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, our Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of our common stock or otherwise be in their best interest. You should note, however, that any issuance of preferred stock must comply with the requirements of the 1940 Act. The 1940 Act requires, among other things, that (1) immediately after issuance and before any dividend or other distribution is made with respect to our common stock and before any purchase of common stock is made, such preferred stock together with all other senior securities must not exceed an amount equal to 50% of our gross assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred stock, if any are issued, must be entitled as a class to elect two directors at all times and to elect a majority of the directors if dividends on such preferred stock are in arrears by two full years or more. Certain matters under the 1940 Act require the separate vote of the holders of any issued and outstanding preferred stock. We believe that the availability for issuance of preferred stock will provide us with increased flexibility in structuring future financings and acquisitions. However, we do not currently have any plans to issue preferred stock.
Limitation on Liability of Directors and Officers; Indemnification and Advance of Expenses
Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its shareholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our charter contains such a provision which eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.
Maryland law requires a corporation (unless its charter provides otherwise, which the charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation may not indemnify a director or officer in a suit by the corporation or in its right in which the director or officer was adjudged liable to the corporation or in a suit in which the director or officer was adjudged liable on the basis that a personal benefit was improperly received. Nevertheless, a court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by the corporation or in its right, or for a judgment of liability on the basis that a personal benefit was improperly received, is limited to expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.
The charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, employee, or agent, who is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as such, and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. The bylaws permit us to indemnify and advance expenses to employees and agents who are not officers or directors to the extent permissible under the MGCL and the 1940 Act and as may be determined by the Board. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Provisions of the Maryland General Corporation Law, the Charter and the Bylaws Could Deter Takeover Attempts
Provisions of the MGCL and of the charter and the bylaws could deter takeover attempts and have an adverse impact on the price of our common stock. The MGCL, the charter and the bylaws contain provisions that may discourage, delay or make more difficult a change in control of us or the removal of our directors. In addition to the matters described below, we have adopted other measures pursuant to the MGCL, some of which are described above, that may make it difficult for a third-party to obtain control of us, including provisions of the charter authorizing the Board to classify or reclassify shares of our stock in one or more classes or series, to cause the issuance of additional shares of our stock, and to amend the charter, without shareholder approval, to increase or decrease the number of shares of stock that we have authority to issue. These provisions, as well as other provisions of the charter and the bylaws, may delay, defer or prevent a transaction or a change in control that might otherwise be in the best interests of our shareholders.
These provisions are expected to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of us to negotiate first with the Board. We believe that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.
Classified Board of Directors
The Board is divided into three classes of directors serving staggered three-year terms. At each annual meeting of our shareholders, the successors to the class of directors whose terms expire at such meeting will be elected to hold office for a term expiring at the annual meeting of shareholders held in the third year following the year of their election. Each director holds office for the term to which he or she is elected and until his or her successor is duly elected and qualified. A classified board of directors may render a change in control of us or removal of our incumbent management more difficult. We believe, however, that the longer time required to elect a majority of a classified board of directors will help to ensure the continuity and stability of our management and policies.
Election of Directors
The charter provides that the affirmative vote of the holders of a majority of the shares of stock outstanding and entitled to vote in the election of directors will be required to elect a director, unless the bylaws provide otherwise. The bylaws provide that the affirmative vote of a plurality of the votes cast in the election of directors at a meeting of shareholders duly called and at which a quorum is present will be required to elect a director, unless there is a contested election, in which case a director will be elected only if the director receives a majority of the votes entitled to be cast for that director. The Board has the exclusive right to amend the bylaws to alter the vote required to elect directors.
Number of Directors; Vacancies; Removal
The charter provides that the number of directors will be set only by the Board in accordance with the bylaws. The bylaws provide that a majority of the Board may at any time increase or decrease the number of directors. However, unless the bylaws are amended, the number of directors may never be less than one nor more than 15. Pursuant to Section 3-802(b) of the MGCL, we have elected in the charter to be subject to Section 3-804(c) of the MGCL regarding the filling of vacancies on the Board. Accordingly, except as may be provided by the Board in setting the terms of any class or series of preferred stock, any and all vacancies on the Board may be filled only by the affirmative vote of a majority of the remaining directors in office, even if the remaining directors do not constitute a quorum, and any director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualified, subject to any applicable requirements of the 1940 Act.
The charter provides that, subject to the rights of holders of preferred stock, a director may be removed only for cause, as defined in the charter, and then only by the affirmative vote of at least 80% of the votes entitled to be cast generally in the election of directors.
Action by Shareholders
Under the MGCL, unless a corporation’s charter provides otherwise (which our charter does not) shareholder action can be taken only at an annual or special meeting of shareholders or by unanimous written consent in lieu of a meeting. These provisions, combined with the requirements of the bylaws regarding the calling of a shareholder-requested special meeting of shareholders discussed below, may have the effect of delaying consideration of a shareholder proposal until the next annual meeting.
Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals
The bylaws provide that with respect to an annual meeting of shareholders, nominations of individuals for election to the Board and the proposal of other business to be considered by shareholders may be made only (1) pursuant to our notice of the meeting, (2) by or at the direction of the Board or (3) by any shareholder who was a shareholder of record at the record date set by the Board for the purpose of determining shareholders entitled to vote at the meeting, at the time of giving notice as provided for in the bylaws and at the time of the meeting (and any postponement or adjournment thereof), who is entitled to vote at the meeting in the election of each individual so nominated or on such other business and who has complied with the advance notice procedures of the bylaws. With respect to special meetings of shareholders, only the business specified in our notice of the meeting may be brought before the meeting. Nominations of individuals for election to the Board at a special meeting may be made only (1) by or at the direction of the Board or (2) provided that the special meeting has been properly called for the purpose of electing directors, by any shareholder who was a shareholder of record at the record date set by the Board for the purpose of determining shareholders entitled to vote at the meeting, at the time of giving notice as provided for in the bylaws and at the time of the meeting (and any postponement or adjournment thereof), who is entitled to vote at the meeting in the election of each individual so nominated and who has complied with the advance notice provisions of the bylaws.
The purpose of requiring shareholders to give us advance notice of nominations and other business is to afford the Board a meaningful opportunity to consider the qualifications of the proposed nominees and the advisability of any other proposed business and, to the extent deemed necessary or desirable by the Board, to inform shareholders and make recommendations about such qualifications or business, as well as to provide a more orderly procedure for conducting meetings of shareholders. Although the bylaws do not give the Board any power to disapprove shareholder nominations for the election of directors or proposals recommending certain action, they may have the effect of precluding a contest for the election of directors or the consideration of shareholder proposals if proper procedures are not followed and of discouraging or deterring a third-party from conducting a solicitation of proxies to elect its own slate of directors or to approve its own proposal without regard to whether consideration of such nominees or proposals might be harmful or beneficial to us and our shareholders.
Calling of Special Meetings of Shareholders
The bylaws provide that special meetings of shareholders may be called by the Board, the Chairperson of the Board, and certain of our officers. Additionally, the bylaws provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholders requesting the meeting, a special meeting of shareholders will be called by our secretary upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting.
Approval of Extraordinary Corporate Action; Amendment of the Charter and the Bylaws
Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, convert to another form of entity, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The charter generally provides for approval of charter amendments and extraordinary transactions by the shareholders entitled to cast at least a majority of the votes entitled to be cast on the matter if such action is declared advisable by the Board.
However, the charter provides that approval of the following matters requires the affirmative vote of shareholders entitled to cast at least 80% of the votes entitled to be cast on the matter:
(a)
amendments to the provisions of the charter relating to our purpose, the classification of the Board, the power of the Board to fix the number of directors and to fill vacancies on the Board, the vote required to elect or remove a director, amendments to the charter, extraordinary transactions, and the Board’s exclusive power to amend the bylaws;

(b)	charter amendments that would convert us from a closed-end company to an open-end company or make our common stock a redeemable security (within the meaning of the 1940 Act);
(c)	our liquidation or dissolution or any amendment to the charter to effect any such liquidation or dissolution;
(d)	any merger, consolidation, conversion, share exchange, or sale or exchange of all or substantially all of our assets;
(e)
transaction between us and any person or group of persons acting together that is entitled to exercise or direct the exercise, or acquire the right to exercise or direct the exercise, directly or indirectly (other than solely by virtue of a revocable proxy), of one-tenth or more of the voting power in the election of our directors generally, or any person controlling, controlled by, or under common control with, employed by or acting as an agent of, any such person or member of such group; or

(f)
issuance or transfer by us (in one transaction or a series of transactions in any 12-month period) of any securities of the Company to any other person in exchange for cash, securities or other property (or a combination thereof) having an aggregate fair market value (as determined by the Board) of $1,000,000 or more excluding (i) issuances or transfers of debt securities of the Company, (ii) sales of any securities of the Company in connection with a public offering, (iii) issuances of any securities of the Company pursuant to a dividend reinvestment plan and/or cash purchase plan adopted by us, (iv) issuances of any securities of the Company upon the exercise of any stock subscription rights distributed by us and (v) portfolio transactions effected by us in the ordinary course of business.

However, if such amendment, proposal, or transaction is approved by at least two-thirds of our continuing directors (in addition to approval by the Board), such amendment, proposal, or transactions may be approved by a majority of the votes entitled to be cast on such a matter, except that any of the proposals or transactions contemplated by paragraphs (d), (e) or (f) above that would not otherwise require shareholder approval under the MGCL will not require further shareholder approval unless another provision of the charter requires such approval. In either event, in accordance with the requirements of the 1940 Act, any such amendment, proposal, or transaction that would have the effect of changing the nature of our business so as to cause us to cease to be, or to withdraw our election as, a BDC would be required to be approved by a majority of our outstanding voting securities, as defined under the 1940 Act. The “continuing directors” are defined in the charter as (1) our current directors as named therein, (2) those directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of such named directors then on the Board, or (3) any successor directors whose nomination for election by the shareholders or whose election by the directors to fill vacancies is approved by a majority of continuing directors or successor continuing directors then in office. The holders of any preferred stock outstanding would have a separate class vote on any conversion to an open-end company.
The charter and the bylaws provide that the Board shall have the exclusive power to adopt, alter or repeal any provision of the bylaws and to make new bylaws.
No Appraisal Rights
Except with respect to appraisal rights arising in connection with the Maryland Control Share Acquisition Act discussed below, as permitted by the MGCL, the charter provides that shareholders will not be entitled to exercise appraisal rights unless the Board, upon the affirmative vote of a majority of the entire Board, shall determine that such rights shall apply.
Control Share Acquisitions
We are subject to Subtitle 7 of Title 3 of the MGCL, the “Maryland Control Share Acquisition Act.” The Maryland Control Share Acquisition Act provides that control shares of a Maryland corporation acquired in a control share acquisition have no voting rights except to the extent approved by the affirmative vote of shareholders entitled to cast two-thirds of the votes entitled to be cast on the matter. Shares owned by the acquirer, by officers or by directors who are employees of the corporation are excluded from shares entitled to vote on the matter. Control shares are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within one of the following ranges of voting power:
•	one-tenth or more but less than one-third;
•	one-third or more but less than a majority; or
•	a majority or more of all voting power.
In general, the requisite shareholder approval must be obtained each time an acquirer crosses one of the thresholds of voting power set forth above or increases its ownership within one of the tiers for which shareholder approval was previously obtained. Control shares do not include shares that the acquiring person is then entitled to vote as a result of having previously obtained shareholder approval. A control share acquisition means the acquisition of issued and outstanding control shares, subject to certain exceptions.
A person who has made or proposes to make a control share acquisition may compel the board of directors of the corporation to call a special meeting of shareholders to be held within 50 days of demand to consider the voting rights of the shares. The right to compel the calling of a special meeting is subject to the satisfaction of certain conditions, including an undertaking to pay the expenses of the meeting. If no request for a meeting is made, the corporation may itself present the question at any shareholders’ meeting.
If voting rights are not approved at the meeting or if the acquiring person does not deliver an acquiring person statement as required by the statute, then the corporation may redeem for fair value any or all of the control shares, except those for which voting rights have previously been approved. The right of the corporation to redeem control shares is subject to certain conditions and limitations, including, as provided in the bylaws, compliance with the 1940 Act. Fair value is determined, without regard to the absence of voting rights for the control shares, as of the date of the last control share acquisition by the acquirer or, if a meeting of shareholders at which the voting rights of the shares are considered and not approved is held, as of the date of such meeting. If voting rights for control shares are approved at a shareholders’ meeting and the acquirer becomes entitled to vote a majority of the shares entitled to vote, all other shareholders may exercise appraisal rights. The fair value of the shares as determined for purposes of appraisal rights may not be less than the highest price per share paid by the acquirer in the control share acquisition.
The Maryland Control Share Acquisition Act does not apply (a) to shares acquired in a merger, consolidation or share exchange if the corporation is a party to the transaction or (b) to acquisitions approved or exempted by the charter or bylaws of the corporation. The bylaws provide that the Maryland Control Share Acquisition Act does not apply to shares acquired by the Adviser and/or the Adviser’s affiliates.
Business Combinations
We are subject to Subtitle 6 of Title 3 of the MGCL, the “Maryland Business Combination Act,” subject to any applicable requirements of the 1940 Act. Pursuant to the Maryland Business Combination Act, certain “business combinations” between a Maryland corporation and an interested shareholder or an affiliate of an interested shareholder are prohibited for five years after the most recent date on which the interested shareholder becomes an interested shareholder. Such “business combinations” include a merger, consolidation, share exchange or, in circumstances specified in the statute, an asset transfer or issuance or reclassification of equity securities. An interested shareholder is defined as:
•	any person who beneficially owns 10% or more of the voting power of the corporation’s outstanding voting stock; or
•
an affiliate or associate of the corporation who, at any time within the two-year period prior to the date in question, was the beneficial owner of 10% or more of the voting power of the then-outstanding voting stock of the corporation.

A person is not an interested shareholder under this statute if the corporation’s board of directors approves in advance the transaction by which the shareholder otherwise would have become an interested shareholder. However, in approving a transaction, the board may provide that its approval is subject to compliance, at or after the time of approval, with any terms and conditions determined by the board.
After the five-year prohibition, any business combination between the corporation and an interested shareholder generally must be recommended by the corporation’s board of directors and approved by the affirmative vote of at least:
•	80% of the votes entitled to be cast by holders of outstanding shares of voting stock of the corporation; and
•
two-thirds of the votes entitled to be cast by holders of voting stock of the corporation other than voting stock held by the interested shareholder with whom or with whose affiliate the business combination is to be effected or held by an affiliate or associate of the interested shareholder.

These super-majority vote requirements do not apply if the corporation’s common shareholders receive a minimum price, as defined under Maryland law, for their shares in the form of cash or other consideration in the same form as previously paid by the interested shareholder for its shares.
The statute permits various exemptions from its provisions, including business combinations that are exempted by the board of directors before the time that the interested shareholder becomes an interested shareholder. The Board has adopted a resolution that any business combination between us and any other person is exempted from the provisions of the Business Combination Act, provided that the business combination is first approved by the Board, including a majority of the Independent Directors. This resolution, however, may be altered or repealed in whole or in part at any time. If this resolution is repealed, or the Board does not otherwise approve a business combination, the statute may discourage others from trying to acquire control of us and increase the difficulty of consummating such a transaction.
Subtitle 8 Title 3 of the Maryland General Corporation Law
We are subject to Subtitle 8 of Title 3 of the MGCL. Subtitle 8 permits Maryland corporations with a class of equity securities registered under the Exchange Act and at least three independent directors to elect to be subject, by provision in its charter or bylaws or a resolution of its board of directors, without shareholder approval, and notwithstanding any contrary provision in the charter or bylaws, to any or all of the following five provisions: a classified board; a two-thirds shareholder vote requirement for removing a director; a requirement that the number of directors may be fixed only by vote of the directors; a requirement that a vacancy on the board be filled only by the remaining directors and that directors elected to fill a vacancy will serve for the remainder of the full term of the class of directors in which the vacancy occurred; and that the request of shareholders entitled to cast at least a majority of all the votes entitled to be cast at the meeting is required for the calling of a special meeting of shareholders. Through provisions in the charter and the bylaws, some unrelated to Subtitle 8, we already include provisions classifying the Board in three classes serving staggered three-year terms; require the affirmative vote of the holders of not less than 80% of all of the votes entitled to be cast on the matter for the removal of any director from the Board, which removal is allowed only for cause; vest in the Board the exclusive power to fix the number of directorships, subject to limitations set forth in the charter and the bylaws, and fill vacancies for the remainder of the full term of the class of directors in which the vacancy occurred; and require the written request of shareholders entitled to cast not less than a majority of all votes entitled to be cast at such meeting to call a shareholder-initiated special meeting.
Forum Selection Clause
The bylaws provide that, unless we consent in writing to the selection of an alternative forum, the sole and exclusive forum for (a) any derivative action or proceeding brought on our behalf, (b) any Internal Corporate Claim, as such term is defined in the MGCL, (c) any action asserting a claim of breach of any duty owed by any of our directors, officers, employees or other agents to us or to our shareholders, (d) any action asserting a claim against us or any of our directors, officers, employees or other agents arising pursuant to any provision of the MGCL, the charter or the bylaws, or (e) any other action asserting a claim against us or any of our directors, officers, employees or other agents that is governed by the internal affairs doctrine shall be, in each case, the Circuit Court for Baltimore City, Maryland, or, if that court does not have jurisdiction, the United States District Court for the District of Maryland, Northern Division. Notwithstanding the foregoing, this provision does not apply to claims arising under the federal securities laws, or any other claim for which the federal courts have exclusive jurisdiction.
Any investor purchasing or otherwise acquiring our shares is deemed to have notice of and consented to the exclusive forum selection provision. The provision may increase costs for a shareholder to bring a claim and may discourage claims or limit shareholders’ ability to bring a claim in a judicial forum that they find favorable. It is also possible that a court could rule that the provision is inapplicable or unenforceable.
Waiver of Corporate Opportunity Doctrine
The charter provides that we, by resolution of the Board, may renounce any interest or expectancy of ours in (or in being offered an opportunity to participate in) business opportunities that are presented to us or developed by or presented to one or more of our directors or officers.
Conflict with the 1940 Act
The bylaws provide that, if and to the extent that any provision of the MGCL, including the Maryland Control Share Acquisition Act and the Maryland Business Combination Act, or any provision of the charter or the bylaws, conflicts with any provision of the 1940 Act, or the rules, regulations, or guidance of the SEC or its staff thereunder, the applicable provision of the 1940 Act or the rules, regulations, or guidance of the SEC or its staff thereunder will control.

Outstanding Securities [Table Text Block]
The following table presents our outstanding classes of securities as of May 7, 2026:
Title of Class	Amount Authorized	Amount Held by Us or for Our Account	Amount Outstanding Exclusive of Amount Held by Us or for Our Account
Common Stock	100,000,000	-	22,820,590

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		600 Madison Avenue
Entity Address, Address Line Two		Suite 1800
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10022
City Area Code		312
Local Phone Number		625-9295
Contact Personnel Name		Peter Sack
Total Shareholder Transaction Expenses [Member]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Assuming a 5% Annual Return (None of Which is Subject to the Capital Gains Incentive Fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 49
Expense Example, Years 1 to 3		148
Expense Example, Years 1 to 5		247
Expense Example, Years 1 to 10		495
Assuming a 5% Annual Return (All of Which is Subject to the Capital Gains Incentive Fee) [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		59
Expense Example, Years 1 to 3		175
Expense Example, Years 1 to 5		290
Expense Example, Years 1 to 10		$ 566
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by the Board and declared by us out of assets legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of shareholders, including the election of directors. Except as provided with respect to any other class or series of stock, the holders of our common stock will possess exclusive voting power. There is no cumulative voting in the election of directors, which means that holders of a majority of the outstanding shares of common stock can elect all of our directors, and holders of less than a majority of such shares will be unable to elect any director.
Security Liquidation Rights [Text Block]		In the event of a liquidation, dissolution or winding up, each share of our common stock would be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, exchange, conversion or redemption rights, generally have no appraisal rights, and are freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]		100,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		22,820,590
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Dividends [Text Block]		Prior to issuance of any other class or series of stock, the Board is required by the MGCL and our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.
Security Voting Rights [Text Block]		Prior to issuance of any other class or series of stock, the Board is required by the MGCL and our charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series.

[1]	In the event that the securities are sold to or through underwriters, a related prospectus supplement will disclose the applicable sales load (underwriting discount or commission).
[2]	Represents the dividend or distribution declared in the relevant quarter.
[3]	The dividend is payable on April 14, 2026 to stockholders of record on March 30, 2026.
[4]	On November 8, 2022, our Board of Directors approved a change to our fiscal year end from March 31 to December 31.
[5]	Shares of our common stock began trading on NASDAQ on February 4, 2022. Since October 2, 2024, our common stock trades on NASDAQ under the symbol “LIEN.”
[6]	A related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the estimated amount of offering expenses borne by the Company as a percentage of the offering price.
[7]	Our base management fee under the Investment Advisory Agreement is calculated at an annual rate of 1.75% of our average gross assets (i.e., total assets held before deduction of any liabilities), which includes investments acquired with the use of leverage and excludes cash and cash equivalents (as defined in the notes to our financial statements). Consequently, if we have borrowings outstanding, the base management fee as a percentage of net assets attributable to common stock would be higher than if we did not utilize leverage. The base management fee shown in the table above is based on actual amounts incurred during the twelve months ended December 31, 2025. The base management fee of the Company assuming that our average gross assets (excluding cash and cash equivalents) are $311.6 million, which was the actual amount of our average gross assets (excluding cash and cash equivalents) as of December 31, 2025, would be 1.75% of average gross assets.
[8]	As of December 31, 2025, we have $25,000,000 in outstanding borrowings under the Credit Agreement. Borrowings under the Credit Agreement bear interest at the annual rate of one-month term Secured Overnight Financing Rate plus 3.00%, subject to a minimum interest rate of 6.00%. The Company will pay a commitment fee of 0.50% per annum on the average daily unused portion of commitments under the Credit Agreement during the Revolving Period. The Company also will be required to pay letter of credit participation fees and a fronting fee on the average daily amount of the lenders’ exposure with respect to any letters of credit issued at the request of the Company under the Credit Agreement. We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The interest payment on borrowed funds referenced in the table above is based on actual amounts of the interest payment on borrowed funds (including unused fees, amortization of deferred financing cost, and debt issuance costs incurred during the twelve months ended December 31, 2025, divided by our net assets as of December 31, 2025. Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market.
[9]	Our incentive fee consists of two parts. The first part of the incentive fee, the incentive fee on income, which is payable quarterly in arrears, is equal to 20% of the excess, if any, of our “pre-incentive fee net investment income” that exceeds a 1.75% quarterly (7% annualized) hurdle rate, subject to a “catch up” provision measured at the end of each quarter. The incentive fee on income is computed and paid on income that may include interest that is accrued but not yet received, and may never be received, in cash. The second part of the incentive fee, the incentive fee on capital gains, payable at the end of each fiscal year (or upon termination of the Investment Advisory Agreement) in arrears, equals 20% of cumulative realized capital gains from inception to the end of each fiscal year, less cumulative realized capital losses, unrealized capital depreciation and unrealized capital appreciation from inception to the end of each fiscal year, less the aggregate amount of any previously paid incentive fees on capital gains for prior periods. The incentive fee shown in the table is based on actual amounts of incentive fees on income incurred during the twelve months ended December 31, 2025. The incentive fee amount excludes accrued incentive fees on capital gains as of December 31, 2025, which are reflected on a hypothetical liquidation basis in accordance with GAAP and were not payable as of December 31, 2025.
[10]	Our other expenses include sub-administrator, legal, audit, insurance, valuation and custodian fees, and general and administrative expenses as well as other professional fees, fees payable to the Independent Directors, and excise tax expense. The amount shown in the table reflects actual amounts incurred during the twelve months ended December 31, 2025.
[11]	Calculated as the respective high or low closing sales price less net asset value, divided by net asset value (in each case, as of the end of the applicable quarter).
[12]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low closing sales prices. The net asset values shown are based on outstanding shares at the end of the relevant quarter.